UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

Deutsche Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Enhanced Global Bond Fund
(formerly DWS Enhanced Global Bond Fund)

		Principal Amount ($) (a)	Value ($)
Bonds 89.1%
Australia 1.1%
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		440,000	447,700
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		595,000	670,168

(Cost $1,102,633)			1,117,868
Austria 2.7%
JBS Investments GmbH, 144A, 7.75%, 10/28/2020		250,000	268,125
Republic of Austria, 144A, 4.0%, 9/15/2016	EUR	1,740,000	2,522,215

(Cost $2,538,616)			2,790,340
Belarus 0.3%
Republic of Belarus, REG S, 8.75%, 8/3/2015 (Cost $265,312)		250,000	255,000
Bermuda 0.5%
Digicel Group Ltd., 144A, 7.125%, 4/1/2022		300,000	304,500
Digicel Ltd., 144A, 8.25%, 9/1/2017		230,000	235,175
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		15,000	16,462

(Cost $573,900)			556,137
Brazil 0.5%
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		200,000	193,540
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	126,731
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	210,500

(Cost $548,915)			530,771
British Virgin Islands 0.6%
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024 (b) (Cost $566,362)		550,000	567,050
Canada 1.5%
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		15,000	14,888
144A, 5.625%, 6/1/2024		15,000	14,775
Bombardier, Inc., 144A, 5.75%, 3/15/2022		205,000	200,387
Cascades, Inc., 144A, 5.5%, 7/15/2022		25,000	24,688
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,025
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		125,000	127,500
144A, 7.0%, 2/15/2021		45,000	46,350
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		35,000	36,750
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		10,000	10,400
MEG Energy Corp., 144A, 7.0%, 3/31/2024		165,000	174,487
Novelis, Inc., 8.75%, 12/15/2020		310,000	334,800
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		200,000	218,000
Quebecor Media, Inc., 5.75%, 1/15/2023		15,000	15,150
Valeant Pharmaceuticals International, Inc., 144A, 7.5%, 7/15/2021		120,000	129,600
Yamana Gold, Inc., 144A, 4.95%, 7/15/2024		160,000	160,038

(Cost $1,537,944)			1,512,838
Cayman Islands 2.8%
Braskem Finance Ltd., 6.45%, 2/3/2024		800,000	839,760
Country Garden Holdings Co., Ltd., 144A, 7.25%, 4/4/2021		200,000	198,750
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	105,970
Odebrecht Finance Ltd., 144A, 5.25%, 6/27/2029		500,000	484,850
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		192,840	202,482
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		130,000	128,375
7.5%, 11/1/2019		45,000	46,350
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2023		278,600	270,242
Transocean, Inc., 3.8%, 10/15/2022		370,000	358,911
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		150,000	158,250
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		150,000	162,750

(Cost $2,992,671)			2,956,690
Chile 0.2%
ENTEL Chile SA, 144A, 4.75%, 8/1/2026 (Cost $199,526)		200,000	198,621
Colombia 0.5%
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		300,000	303,000
Ecopetrol SA, 5.875%, 5/28/2045		250,000	261,250

(Cost $545,715)			564,250
Costa Rica 0.3%
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018 (Cost $251,250)		250,000	254,375
Croatia 0.7%
Republic of Croatia, 144A, 6.75%, 11/5/2019 (Cost $707,055)		640,000	712,800
El Salvador 0.3%
Republic of El Salvador, 144A, 7.65%, 6/15/2035 (Cost $318,000)		300,000	327,000
France 1.6%
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		365,000	387,721
Government of France, 0.7%, 7/25/2030	EUR	200,892	281,406
Numericable Group SA, 144A, 6.25%, 5/15/2024		250,000	251,250
RCI Banque SA, 144A, 3.5%, 4/3/2018		700,000	725,159

(Cost $1,596,334)			1,645,536
Germany 0.4%
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		200,000	201,000
144A, 7.5%, 3/15/2019	EUR	125,000	177,842
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	50,000	71,315

(Cost $458,031)			450,157
Ghana 0.2%
Republic of Ghana, 144A, 8.5%, 10/4/2017 (Cost $209,000)		200,000	210,500
Indonesia 0.9%
Pertamina Persero PT, 144A, 5.625%, 5/20/2043		500,000	473,125
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042		500,000	450,000

(Cost $870,193)			923,125
Ireland 0.9%
AerCap Ireland Capital Ltd., 144A, 3.75%, 5/15/2019		140,000	137,900
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		200,000	182,000
Metalloinvest Finance Ltd., 144A, 5.625%, 4/17/2020		200,000	182,500
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		200,000	199,500
Novatek OAO, 144A, 6.604%, 2/3/2021		200,000	203,250

(Cost $935,094)			905,150
Israel 0.2%
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018 (Cost $253,750)		250,000	250,000
Italy 0.5%
Intesa Sanpaolo SpA, 144A, 5.017%, 6/26/2024		360,000	356,140
UniCredit SpA, 8.0%, 4/3/2049		200,000	209,500

(Cost $580,381)			565,640
Kazakhstan 0.8%
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	544,375
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	242,175

(Cost $795,885)			786,550
Korea 0.3%
Woori Bank Co., Ltd., 144A, 4.75%, 4/30/2024 (Cost $334,843)		335,000	338,465
Luxembourg 3.0%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		200,000	213,000
ArcelorMittal, 6.125%, 6/1/2018		500,000	533,750
Evraz Group SA, 144A, 6.75%, 4/27/2018		1,000,000	946,200
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		290,000	278,400
7.5%, 4/1/2021		315,000	336,262
Intelsat Luxembourg SA, 7.75%, 6/1/2021		55,000	56,237
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		75,000	69,375
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	197,500
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020 (b)		200,000	219,500
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		200,000	205,000
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		15,000	15,938

(Cost $3,070,532)			3,071,162
Marshall Islands 0.2%
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022 (Cost $204,750)		200,000	203,500
Mexico 11.2%
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		200,000	225,000
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		500,000	521,875
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		200,000	225,000
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		200,000	204,500
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		200,000	209,500
Petroleos Mexicanos, 2.254% *, 7/18/2018		500,000	522,500
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024		200,000	209,250
United Mexican States:
Series M, 4.75%, 6/14/2018	MXN	60,400,000	4,592,543
Series M 10, 8.5%, 12/13/2018	MXN	53,000,000	4,605,495
Series M 20, 8.5%, 5/31/2029	MXN	4,200,000	382,618

(Cost $11,904,768)			11,698,281
Morocco 0.3%
Kingdom of Morocco, 144A, 4.25%, 12/11/2022 (Cost $348,875)		350,000	349,563
Netherlands 7.4%
Ajecorp BV, 144A, 6.5%, 5/14/2022		500,000	465,250
CIMPOR Financial Operations BV, 144A, 5.75%, 7/17/2024		250,000	246,562
Government of Netherlands, 144A, 4.5%, 7/15/2017	EUR	3,570,000	5,392,971
Metinvest BV, 144A, 10.25%, 5/20/2015		100,000	91,500
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	209,240
Petrobras Global Finance BV, 4.875%, 3/17/2020		500,000	509,400
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		215,000	239,725
VimpelCom Holdings BV, 144A, 7.504%, 3/1/2022		500,000	509,350

(Cost $7,545,802)			7,663,998
New Zealand 0.4%
Government of New Zealand, Series 0427, 4.5%, 4/15/2027 (Cost $430,974)	NZD	500,000	425,132
Portugal 0.6%
Portugal Obrigacoes do Tesouro, 144A, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	639,133
Puerto Rico 0.0%
Popular, Inc., 7.0%, 7/1/2019 (Cost $25,000)		25,000	25,138
Romania 0.3%
Republic of Romania, 4.875%, 11/7/2019 (Cost $305,864)	EUR	200,000	304,152
Slovenia 0.4%
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	214,000
144A, 5.5%, 10/26/2022		200,000	218,000

(Cost $416,925)			432,000
South Africa 1.0%
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		200,000	215,000
Republic of South Africa:
5.375%, 7/24/2044		200,000	201,750
5.875%, 9/16/2025		500,000	552,600
Series R204, 8.0%, 12/21/2018	ZAR	1,100,000	104,718

(Cost $1,048,503)			1,074,068
Sri Lanka 0.2%
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019 (Cost $201,500)		200,000	204,000
Turkey 0.2%
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022 (Cost $226,125)		250,000	242,125
United Kingdom 4.6%
Afren PLC, 144A, 10.25%, 4/8/2019		200,000	219,000
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		200,000	204,164
144A, 4.125%, 9/27/2022		500,000	504,537
Aviva PLC, 5.7%, 9/29/2049	EUR	450,000	621,554
Barclays Bank PLC, 7.625%, 11/21/2022		590,000	665,962
Fresnillo PLC, 144A, 5.5%, 11/13/2023		500,000	526,250
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		100,000	108,180
United Kingdom Gilt, 2.75%, 1/22/2015	GBP	1,165,000	1,988,131

(Cost $4,539,514)			4,837,778
United States 41.1%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		10,000	10,550
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		140,000	147,000
ADT Corp.:
3.5%, 7/15/2022		25,000	22,125
6.25%, 10/15/2021		15,000	15,525
AES Corp., 8.0%, 10/15/2017		4,000	4,590
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		20,000	20,700
American Energy-Permian Basin LLC:
144A, 6.741% *, 8/1/2019		15,000	14,475
144A, 7.125%, 11/1/2020		30,000	28,950
144A, 7.375%, 11/1/2021		30,000	28,950
American International Group, Inc., 4.5%, 7/16/2044		155,000	153,185
AmeriCredit Automobile Receivables Trust, "E", Series 2011-2, 144A, 5.48%, 9/10/2018		1,536,526	1,592,895
AmeriGas Finance LLC:
6.75%, 5/20/2020		30,000	31,575
7.0%, 5/20/2022		105,000	112,350
APX Group, Inc.:
6.375%, 12/1/2019		15,000	15,000
144A, 8.75%, 12/1/2020		25,000	24,375
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		25,000	24,625
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		5,000	5,463
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		25,000	26,563
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	24,375
Assured Guaranty U.S. Holdings, Inc., 5.0%, 7/1/2024 (b)		120,000	121,102
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		5,000	5,238
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		15,000	15,000
Bank of America Corp., 3.3%, 1/11/2023		100,000	97,719
BC Mountain LLC, 144A, 7.0%, 2/1/2021		20,000	19,200
BE Aerospace, Inc., 6.875%, 10/1/2020		60,000	64,800
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		55,000	55,431
5.165%, 8/1/2044		105,000	104,565
Belden, Inc., 144A, 5.5%, 9/1/2022		30,000	30,750
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		15,000	15,300
6.75%, 11/1/2020		15,000	15,450
Berry Plastics Corp., 5.5%, 5/15/2022		140,000	136,500
Big Heart Pet Brands, 7.625%, 2/15/2019		21,000	21,656
Biomet, Inc.:
6.5%, 8/1/2020		25,000	26,966
6.5%, 10/1/2020		5,000	5,314
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		30,000	29,850
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		32,894	34,374
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		40,000	42,000
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		10,000	10,700
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		155,000	161,975
Calpine Corp.:
5.375%, 1/15/2023		35,000	34,300
5.75%, 1/15/2025		35,000	34,213
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		20,000	20,050
CCO Holdings LLC, 6.5%, 4/30/2021		180,000	187,200
CDW LLC:
6.0%, 8/15/2022 (c)		35,000	35,087
8.5%, 4/1/2019		185,000	196,562
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		10,000	10,425
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		205,000	197,312
144A, 6.375%, 9/15/2020		90,000	92,700
CGWF Commercial Mortgage Trust, "C", Series 2013-RKWH, 144A, 2.452%*, 11/15/2030		1,500,000	1,511,233
Chaparral Energy, Inc., 7.625%, 11/15/2022		30,000	31,425
Chiquita Brands International, Inc., 7.875%, 2/1/2021		19,000	20,330
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		275,000	298,375
8.75%, 3/15/2018		140,000	146,580
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		120,000	123,150
11.25%, 3/1/2021		20,000	22,000
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		20,000	20,900
Series B, 6.5%, 11/15/2022		205,000	215,250
Series B, 7.625%, 3/15/2020		85,000	89,250
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		45,000	44,887
Cliffs Natural Resources, Inc., 3.95%, 1/15/2018 (b)		140,000	141,723
Community Health Systems, Inc.:
144A, 6.875%, 2/1/2022		325,000	332,312
7.125%, 7/15/2020		145,000	154,787
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		35,000	34,563
Credit Suisse Commercial Mortgage Trust, "A3", Series 2006-C3, 6.001% *, 6/15/2038		28,650	30,618
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		10,000	10,250
CyrusOne LP, 6.375%, 11/15/2022		10,000	10,550
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	523,888
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.152% *, 3/15/2018		150,000	150,765
Delphi Corp., 5.0%, 2/15/2023		20,000	21,475
DigitalGlobe, Inc., 5.25%, 2/1/2021		10,000	9,788
DISH DBS Corp.:
4.25%, 4/1/2018		25,000	25,375
5.0%, 3/15/2023		125,000	122,500
7.875%, 9/1/2019		105,000	120,750
E*TRADE Financial Corp.:
6.375%, 11/15/2019		45,000	47,812
6.75%, 6/1/2016		240,000	258,000
EarthLink Holdings Corp., 7.375%, 6/1/2020		20,000	21,200
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		25,000	26,563
Endo Finance LLC, 144A, 5.375%, 1/15/2023		30,000	28,950
EP Energy LLC, 7.75%, 9/1/2022		140,000	152,600
Equinix, Inc.:
5.375%, 4/1/2023		55,000	55,275
7.0%, 7/15/2021		165,000	179,850
EV Energy Partners LP, 8.0%, 4/15/2019		140,000	146,300
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		190,000	187,514
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		957,134	126,808
"ZG", Series 4213, 3.5%, 6/15/2043		1,430,294	1,380,289
5.5%, 6/1/2035		1,764,140	1,958,403
"JS", Series 3572, Interest Only, 6.648% **, 9/15/2039		688,247	105,818
Federal National Mortgage Association:
3.5%, 3/1/2042 (c)		1,000,000	1,018,594
4.0%, 12/1/2041 (c)		1,600,000	1,682,125
5.5%, 8/1/2037		911,767	1,013,272
First Data Corp.:
144A, 6.75%, 11/1/2020		74,000	78,070
144A, 7.375%, 6/15/2019		225,000	236,250
144A, 8.75%, 1/15/2022 (PIK)		20,000	21,475
FirstEnergy Transmission LLC, 144A, 4.35%, 1/15/2025		140,000	141,197
Frontier Communications Corp.:
7.125%, 1/15/2023		145,000	150,075
8.5%, 4/15/2020		205,000	236,262
FTI Consulting, Inc., 6.0%, 11/15/2022		15,000	15,319
Gates Global LLC, 144A, 6.0%, 7/15/2022		30,000	29,250
GenCorp, Inc., 7.125%, 3/15/2021		40,000	43,292
General Electric Co., 2.7%, 10/9/2022		310,000	302,719
Getty Images, Inc., 144A, 7.0%, 10/15/2020		15,000	13,463
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		50,000	49,884
Government National Mortgage Association:
"HX", Series 2012-91, 3.0%, 9/20/2040		403,164	416,943
"ZJ", Series 2013-106, 3.5%, 7/20/2043		155,081	151,618
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		2,193,932	243,038
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		1,385,608	179,386
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		1,760,818	169,025
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		547,764	93,761
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		702,191	125,838
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		460,960	85,849
7.0%, 1/15/2029		31,195	36,134
7.0%, 2/15/2029		17,562	20,510
Halcon Resources Corp.:
8.875%, 5/15/2021 (b)		315,000	326,812
9.75%, 7/15/2020		20,000	21,400
Harron Communications LP, 144A, 9.125%, 4/1/2020		10,000	11,100
HCA, Inc.:
6.5%, 2/15/2020		270,000	293,287
7.5%, 2/15/2022		225,000	254,812
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		135,000	140,400
8.875%, 2/1/2018		25,000	25,800
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		30,000	29,625
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.056% *, 11/5/2030		1,040,000	1,042,957
"DFL", Series 2013-HLF, 144A, 2.906% *, 11/5/2030		630,000	632,786
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		140,000	147,754
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		15,000	16,500
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		20,000	22,075
7.625%, 6/15/2021		60,000	67,800
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		170,000	177,650
IMS Health, Inc., 144A, 6.0%, 11/1/2020		20,000	20,900
International Lease Finance Corp.:
3.875%, 4/15/2018		35,000	34,871
6.25%, 5/15/2019		10,000	10,850
8.75%, 3/15/2017		95,000	107,825
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		15,000	15,375
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		50,000	53,500
144A, 8.25%, 2/1/2020		135,000	145,800
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		10,000	10,100
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		190,000	196,450
"A4", Series 2007-C1, 5.716%, 2/15/2051		760,000	830,556
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		30,000	31,613
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		696,085	720,030
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040		650,443	693,306
Level 3 Communications, Inc., 8.875%, 6/1/2019		85,000	91,800
Level 3 Escrow II, Inc., 144A, 5.375%, 8/15/2022 (c)		110,000	107,937
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		160,000	165,600
7.0%, 6/1/2020		185,000	196,794
Linn Energy LLC, 6.25%, 11/1/2019		175,000	177,625
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		30,000	32,325
Mediacom Broadband LLC, 6.375%, 4/1/2023		10,000	10,300
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		35,000	34,038
Meritor, Inc., 6.75%, 6/15/2021		15,000	15,900
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		205,000	215,250
MGM Resorts International:
6.625%, 12/15/2021 (b)		200,000	216,250
6.75%, 10/1/2020		15,000	16,238
8.625%, 2/1/2019		70,000	81,550
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		155,000	160,037
10.75%, 10/1/2020		45,000	48,487
Moody's Corp., 5.25%, 7/15/2044		35,000	36,200
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		30,000	31,575
Mylan, Inc., 5.4%, 11/29/2043		80,000	86,302
Navient LLC, 5.5%, 1/25/2023 (b)		540,000	521,100
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		30,000	29,850
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		5,000	5,275
NRG Energy, Inc., 144A, 6.25%, 5/1/2024		160,000	160,000
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		90,000	95,400
144A, 6.875%, 3/15/2022		40,000	43,300
6.875%, 1/15/2023		20,000	21,650
Omega Healthcare Investors, Inc., (REIT), 144A, 4.95%, 4/1/2024		245,000	251,860
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		30,000	32,025
Pilgrim's Pride Corp., 7.875%, 12/15/2018		130,000	136,500
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		20,000	20,600
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		25,000	26,063
Polymer Group, Inc., 7.75%, 2/1/2019		68,000	71,400
Post Holdings, Inc., 144A, 6.0%, 12/15/2022		25,000	24,750
Regency Energy Partners LP, 5.0%, 10/1/2022		20,000	19,750
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	270,757
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		350,000	357,000
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		30,000	29,550
Rowan Companies, Inc., 4.75%, 1/15/2024		290,000	302,606
Sabine Pass Liquefaction LLC, 144A, 5.75%, 5/15/2024		170,000	172,550
SandRidge Energy, Inc,:
8.125%, 10/15/2022		230,000	244,950
7.5%, 3/15/2021		60,000	62,400
SBA Communications Corp., 5.625%, 10/1/2019		15,000	15,563
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		10,000	9,700
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		20,000	21,050
SESI LLC, 7.125%, 12/15/2021		115,000	127,937
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		10,000	10,050
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		20,000	20,450
Smithfield Foods, Inc., 6.625%, 8/15/2022		30,000	32,400
Springs Industries, Inc., 6.25%, 6/1/2021		25,000	24,938
Sprint Communications, Inc.:
6.0%, 11/15/2022		25,000	24,625
144A, 7.0%, 3/1/2020		40,000	45,000
144A, 9.0%, 11/15/2018		180,000	211,050
Sprint Corp., 144A, 7.125%, 6/15/2024		110,000	112,200
Starz LLC, 5.0%, 9/15/2019		15,000	15,225
Talos Production LLC, 144A, 9.75%, 2/15/2018		30,000	31,125
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		20,000	19,700
Tenet Healthcare Corp., 6.25%, 11/1/2018		70,000	75,775
Tesoro Corp., 4.25%, 10/1/2017		15,000	15,525
The Men's Wearhouse, Inc., 144A, 7.0%, 7/1/2022 (b)		20,000	20,800
Time Warner Cable, Inc., 7.3%, 7/1/2038		125,000	166,711
Titan International, Inc., 6.875%, 10/1/2020		55,000	55,825
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		115,000	115,575
7.5%, 7/15/2021		110,000	120,175
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		20,000	19,975
Tronox Finance LLC, 6.375%, 8/15/2020		25,000	25,250
tw telecom holdings, Inc.:
5.375%, 10/1/2022		25,000	27,063
6.375%, 9/1/2023		20,000	22,625
U.S. Treasury Bill, 0.065% ***, 8/14/2014 (d)		1,243,000	1,242,995
U.S. Treasury Bond, 3.75%, 11/15/2043		65,000	70,535
U.S. Treasury Notes:
1.0%, 8/31/2016 (e)		3,600,000	3,630,377
1.0%, 9/30/2016		500,000	503,828
1.5%, 5/31/2019		875,000	865,088
1.625%, 6/30/2019		347,000	344,858
2.5%, 5/15/2024 (b)		3,704,000	3,686,058
United Rentals North America, Inc.:
5.75%, 7/15/2018		25,000	26,138
6.125%, 6/15/2023		20,000	20,688
7.625%, 4/15/2022		245,000	270,112
Valeant Pharmaceuticals International, 144A, 6.375%, 10/15/2020		40,000	41,300
Watco Companies LLC, 144A, 6.375%, 4/1/2023		10,000	10,150
Weyerhaeuser Real Estate Co., 144A, 4.375%, 6/15/2019		25,000	24,625
Whiting Petroleum Corp., 5.0%, 3/15/2019		25,000	26,188
Windstream Corp.:
6.375%, 8/1/2023		20,000	19,750
7.5%, 4/1/2023		10,000	10,650
7.75%, 10/15/2020		375,000	401,250
7.75%, 10/1/2021		60,000	64,725

(Cost $42,551,469)			42,917,570
Venezuela 0.4%
Petroleos de Venezuela SA, 144A, 9.0%, 11/17/2021 (Cost $418,050)		500,000	425,000

Total Bonds (Cost $92,063,032)			92,931,463

Shares			Value ($)
Preferred Stock 0.0%
United States
Ally Financial, Inc., "G", 144A, 7.0%, (Cost $19,437)		20	20,000
Securities Lending Collateral 6.1%
Daily Assets Fund Institutional, 0.10% (f) (g) (Cost $6,377,055)		6,377,055	6,377,055
Cash Equivalents 11.5%
Central Cash Management Fund, 0.06% (f) (Cost $11,979,687)		11,979,687	11,979,687

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $110,439,211) †		106.7	111,308,205
Other Assets and Liabilities, Net		(6.7)	(6,953,755)

Net Assets		100.0	104,354,450

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2014.

**	These securities are shown at their current rate as of July 31, 2014.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $110,964,649.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $343,556.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,724,241 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,380,685.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2014 amounted to $6,184,249, which is 5.9% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	At July 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At July 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of income is paid in kind in form of additional principal
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At July 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Ultra Long U.S. Treasury Bond	USD	9/19/2014	66	9,955,688	296,127

At July 31, 2014, open futures contracts sold were as follows:

Futures Currency		Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Government Bond	AUD	9/15/2014	3	337,041	1,568
5 Year U.S. Treasury Note	USD	9/30/2014	118	14,022,641	65,454
Euro-OAT French Government Bond	EUR	9/8/2014	1	190,252	(4,796)
Ultra Long U.S. Treasury Bond	USD	9/19/2014	33	4,977,844	(33,062)
Total net unrealized appreciation					29,164

At July 31, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (h)

Call Options
Receive Fixed - 4.48% - Pay Floating - LIBOR	5/11/2016 5/11/2026	2,900,000	1	5/5/2016	32,552	(26,597)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,900,000	2	3/15/2016	20,953	(8,377)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,900,000	1	3/15/2016	34,220	(8,376)
Total Call Options					87,725	(43,350)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,900,000	1	3/17/2016	20,952	(847)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,900,000	2	3/15/2016	7,395	(847)
Pay Fixed - 2.48% -Receive Floating - LIBOR	5/11/2016 5/11/2026	2,900,000	1	5/5/2016	32,553	(30,169)
Pay Fixed - 2.796% -Receive Floating - LIBOR	6/5/2015 6/5/2045	2,600,000	2	6/3/2015	27,820	(23,896)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	2,600,000	1	3/4/2015	27,300	(31,480)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	2,100,000	3	10/22/2014	26,670	(9,395)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	2,600,000	2	1/30/2015	32,110	(34,024)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	2,900,000	4	1/26/2015	29,254	(39,355)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	2,100,000	2	10/17/2014	28,980	(12,828)

Total Put Options	233,034	(182,841)
Total	320,759	(226,191)

(h)	Unrealized appreciation on written options on interest rate swap contracts at July 31, 2014 was $94,568.
At July 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swap

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)

5/11/2015 5/11/2045	2,900,000	Fixed — 3.56%	Floating — LIBOR	(75,806)	(74,168)

At July 31, 2014, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/20/2013 9/20/2018	25,000	5	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	3,542	1,848	1,694
9/20/2012 12/20/2017	40,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	5,599	2,015	3,584
Total unrealized appreciation							5,278

(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(j)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	Barclays Bank PLC
5	Credit Suisse
6	UBS AG
LIBOR: London Interbank Offered Rate
As of July 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,030,318	ZAR	11,200,000	8/18/2014	10,990	Commonwealth Bank of Australia
ZAR	11,200,000	USD	1,045,564	8/18/2014	4,255	Commonwealth Bank of Australia
ZAR	1,120,000	USD	105,044	8/18/2014	913	Nomura International PLC
SEK	799,000	USD	117,533	8/18/2014	1,716	BNP Paribas
MXN	6,800,000	USD	524,643	8/18/2014	10,982	Commonwealth Bank of Australia
JPY	1,000,000,000	USD	9,815,903	8/18/2014	93,391	Barclays Bank PLC
CAD	125,000	USD	116,585	8/18/2014	1,988	UBS AG
CZK	1,419,000	USD	70,411	8/18/2014	1,743	UBS AG
EUR	86,000	USD	117,142	8/18/2014	1,978	UBS AG
JPY	31,077,000	USD	306,046	8/18/2014	3,908	UBS AG
SGD	88,000	USD	70,933	8/18/2014	392	UBS AG
USD	70,318	ZAR	757,000	8/18/2014	117	UBS AG
EUR	185,000	USD	249,170	8/26/2014	1,428	JPMorgan Chase Securities, Inc.
USD	515,388	ZAR	5,600,000	9/18/2014	2,552	Commonwealth Bank of Australia
EUR	5,232,000	USD	7,144,796	9/18/2014	137,766	Commonwealth Bank of Australia
JPY	500,000,000	USD	4,947,409	9/18/2014	85,174	Commonwealth Bank of Australia
RUB	35,600,000	USD	1,031,301	9/30/2014	50,181	Societe Generale
SGD	1,610,650	USD	1,297,579	10/17/2014	6,455	Citigroup, Inc.
NZD	496,700	USD	428,097	10/17/2014	9,171	Australia & New Zealand Banking Group Ltd.
GBP	1,200,000	USD	2,050,234	10/17/2014	25,525	Citigroup, Inc.
EUR	201,600	USD	272,829	10/17/2014	2,810	Societe Generale
MXN	5,100,000	USD	391,089	10/21/2014	7,605	Commonwealth Bank of Australia
MXN	62,844,000	USD	4,817,024	10/21/2014	89,879	UBS AG
Total unrealized appreciation					550,919

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	9,841,842	JPY	1,000,000,000	8/18/2014	(119,330)	Commonwealth Bank of Australia
USD	518,265	MXN	6,800,000	8/18/2014	(4,604)	Commonwealth Bank of Australia
USD	187,450	AUD	200,000	8/18/2014	(1,757)	UBS AG
USD	70,121	BRL	157,000	8/18/2014	(1,204)	UBS AG
USD	47,107	CHF	42,000	8/18/2014	(886)	UBS AG
USD	117,801	GBP	69,000	8/18/2014	(1,322)	UBS AG
USD	117,124	NOK	725,000	8/18/2014	(1,852)	UBS AG
USD	305,454	NZD	348,000	8/18/2014	(10,232)	UBS AG
USD	70,314	TRY	150,000	8/18/2014	(571)	UBS AG
USD	4,897,232	JPY	500,000,000	9/18/2014	(34,996)	Commonwealth Bank of Australia
USD	13,533,080	EUR	10,000,000	9/18/2014	(140,438)	Commonwealth Bank of Australia
ZAR	5,600,000	USD	515,393	9/18/2014	(2,547)	Commonwealth Bank of Australia
USD	1,008,986	RUB	35,600,000	9/30/2014	(27,866)	Societe Generale
USD	9,822,110	JPY	1,000,000,000	10/21/2014	(95,368)	Commonwealth Bank of Australia
USD	4,757,307	MXN	62,844,000	10/21/2014	(30,162)	JPMorgan Chase Securities, Inc.
USD	516,945	MXN	6,800,000	10/31/2014	(5,938)	Commonwealth Bank of Australia
Total unrealized depreciation					(479,073)

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	RUB	Russian Ruble
CHF	Swiss Franc	SEK	Swedish Krona
CZK	Czech Koruna	SGD	Singapore Dollar
EUR	Euro	TRY	Turkish Lira
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
MXN	Mexican Peso

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments Bonds(k)	$—	$92,931,463	$—	$92,931,463
Preferred Stock	—	20,000	—	20,000
Short-Term Investments (k)	18,356,742	—	—	18,356,742
Derivatives (l)
Futures Contracts	363,149	—	—	363,149
Credit Default Swap Contracts	—	5,278	—	5,278
Forward Foreign Currency Exchange Contracts	—	550,919	—	550,919

Total	$18,719,891	$93,507,660	$—	$112,227,551

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(37,858)	$—	$—	$(37,858)
Written Options	—	(226,191)	—	(226,191)
Interest Rate Swap Contracts	—	(74,168)	—	(74,168)
Forward Foreign Currency Exchange Contracts	—	(479,073)	—	(479,073)

Total	$(37,858)	$(779,432)	$—	$(817,290)

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$5,278	$—	$—
Foreign Exchange Contracts	$—	$—	$71,846	$—
Interest Rate Contracts	$325,291	$(74,168)	$—	$94,568

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Global Bond Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014